S000003996 [Member] Investment Strategy - Putnam Sustainable Retirement Maturity Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Investments
Strategy Narrative [Text Block]
The fund employs an asset allocation strategy designed for investors who are already in retirement or who plan to retire (or otherwise begin withdrawing the invested funds) in the near future. The fund is designed to provide diversification among different asset classes. The fund invests most of its assets in Putnam Multi-Asset Income Fund, another Putnam mutual fund, which invests mainly in fixed-income investments and, to a lesser extent, in equity securities. The fund invests the rest of its assets in Putnam Short Term Investment Fund, a Putnam mutual fund that invests mainly in short duration, investment-grade money market and other fixed income securities and Clarion Partners Real Estate Income Fund Inc. and Franklin BSP Lending Fund, closed-end interval funds that invest in alternative assets.
The following table presents your fund’s approximate allocations to each asset class (through its investments in underlying funds) as of    February 27, 2026, which are not expected to change over time.

Asset class

Equity*	25.4%

Fixed Income*	66.6%
Alternatives*	8.0%
* Equity, fixed income and alternatives allocations are hypothetical estimates based on an assumption that Putnam Multi-Asset Income Fund’s allocation to equity and fixed income investments reflects its strategic allocations, an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment, and an assumption that each of Clarion Partners Real Estate Income Fund Inc. and Franklin BSP Lending Fund is equivalent to an alternatives investment. The managers of Putnam Multi-Asset Income Fund may adjust the fund’s allocations among asset classes from time to time consistent with its investment goals, and, consequently, actual allocations will vary.
The fund’s target allocations may differ from the allocations shown in the table. The Investment Manager may change the fund’s target allocations, and the underlying fund(s) in which it invests, at any time, although the Investment Manager expects these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. It is assumed investors will make gradual withdrawals from the fund. The managers of Putnam Multi-Asset Income Fund will rebalance that fund’s investments towards its target allocations on a quarterly basis. More information about Putnam Multi-Asset Income Fund and Putnam Short Term Investment Fund is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”
Information about each underlying fund’s investment strategy
Putnam Multi-Asset Income Fund (“Multi-Asset Income Fund”)
Multi-Asset Income Fund invests mainly in fixed income investments, including U.S. and foreign (including emerging market) government obligations, corporate obligations, and securitized debt instruments of any credit quality, such as mortgage-backed investments. Multi-Asset Income Fund also invests, to a lesser extent, in equity securities (growth or value stocks or both) of U.S. and foreign (including emerging market) companies of any size.
In evaluating equity investments, each fund’s investment manager may consider factors such as a company’s valuation, financial strength, growth potential, competitive position within its industry, projected future earnings, cash flows, and dividends. For fixed income investments, each fund’s investment manager may consider credit, interest rate, and prepayment risks, as well as general market conditions. Each fund’s investment manager may also select other investments that do not fall within these asset classes.
For a further discussion of each fund’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 128.
Putnam Short Term Investment Fund (“Short Term Investment Fund”)
Short Term Investment Fund invests in a diversified portfolio of fixed income securities with a focus on short duration, investment-grade money market and other fixed income instruments.
Under normal circumstances, the effective duration of Short Term Investment Fund’s portfolio will generally not exceed one year, which helps limit the fund’s sensitivity to changes in interest rates. Short Term Investment Fund will maintain a dollar-weighted average portfolio maturity of three years or less.
In evaluating investments, Short Term Investment Fund’s investment manager may consider factors such as credit risk, interest rate risk, prepayment risk, and general market conditions when deciding whether to buy or sell securities.
For a further discussion of Short Term Investment Fund’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 128.
Franklin BSP Lending Fund (“BSP Lending Fund”)
BSP Lending Fund seeks to generate risk-adjusted returns with consistent current income through private debt investment opportunities in middle market companies in the United States. BSP Lending Fund’s portfolio will consist of privately offered secured debt and unsecured debt across directly originated corporate loans and, to a lesser extent, broadly syndicated corporate loans, collateralized loan obligations and high yield corporate bonds. Under normal circumstances, debt investments will represent at least 80% of BSP Lending Fund’s net assets (plus the amount of any borrowings for investment purposes).
For a further discussion of BSP Lending Fund’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 128.
Clarion Partners Real Estate Income Fund Inc. (“Clarion Partners Real Estate Fund”)
Clarion Partners Real Estate Fund intends under normal market conditions to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in a portfolio of private commercial real estate and publicly traded real estate securities. Investments may consist of (i) privately owned commercial real estate, in the form of equity and debt, and (ii) publicly traded real estate debt and equity securities. It is expected that a majority of Clarion Partners Real Estate Fund’s underlying investments in real estate will be located in the United States, although the fund may also make investments internationally. Clarion Partners, LLC (“Clarion Partners”), Clarion Partners Real Estate Fund’s sub-adviser, will seek to select investments across property types, geographic regions and metropolitan areas in order to generate attractive current income with the potential for long term appreciation and favorable risk-adjusted returns.
For a further discussion of Clarion Partners Real Estate Fund’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 128.